Environmental Rehabilitation and Other Provisions - Provision for Silicosis Settlement (Details) - Provision for Silicosis Settlement - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Provision for settlement	$ 63,000,000	$ 0	$ 0
Discount rate	8.00%
Class Action
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Provision for settlement	$ 63,000,000